Intangible Assets and Contract Liabilities - Summary of Estimated Future Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Estimated future amortization of intangible assets
2021	$ 605
2022	75
Total	$ 681	$ 1,286	$ 1,891